American Century Premium Reserves, Inc.

STATEMENT OF ADDITIONAL INFORMATION (SAI) SUPPLEMENT

Supplement dated January 26, 2001 * Statement of Additional Information dated
August 1, 2000

The following replaces bullet item (3) under "Premium Capital Reserve" on page
3.

(3) Short-term corporate and municipal debt obligations (including fixed- and variable-rate notes and bonds).

The following replaces Table 1 on page 6.

Table 1
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                                       Premium                Premium
                                       Government Reserve     Capital Reserve    Premium Bond
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Commercial Paper                                              X                  X
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Bank Obligations                                              X                  X
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U.S. Government Securities             X                      X                  X
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U.S. Dollar-Denominated
Foreign Securities                                            X                  X
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Non-U.S. Dollar-Denominated
Foreign Securities                                                               X
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Variable- and Floating-Rate
Instruments                            X                      X                  X
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Loan Participations                                           X                  X
-------------------------------------------------------------------------------------------------
Short Sales                            X                      X                  X
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Taxable Municipal Obligations                                 X                  X
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Portfolio Lending                      33-1/3%                33-1/3%            33-1/3%
-------------------------------------------------------------------------------------------------
Derivative Securities                  X                      X                  X
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Investments in Companies with
Limited Operating Histories                                   5%                 5%
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Repurchase Agreements                  X                      X                  X
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Reverse Repurchase Agreements          X                      X                  X
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When-Issued and Forward-
Commitment Agreements                  X                      X                  X
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Restricted and Illiquid Securities     10%                    10%                15%
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Futures & Options                                                                X
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Forward Currency
Exchange Contracts                                                               X
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The following replaces the first paragraph under the heading "Variable- and
Floating-Rate Instruments" on page 8.

Variable- and floating-rate instruments are issued by corporations, financial institutions, states, municipalities and government agencies and instrumentalities.

The following paragraph is inserted after the section "Short Sales" on page 10.

TAXABLE MUNICIPAL OBLIGATIONS

Taxable municipal obligations are state and local obligations whose interest payments are subject to federal income tax because of the degree of non-government involvement in the transaction or because federal tax code limitations on the issuance of tax-exempt bonds that benefit private entities have been exceeded. Some typical examples of taxable municipal obligations include industrial revenue bonds and economic development bonds issued by state or local governments to aid private enterprise. The interest on a taxable municipal bond is often exempt from state taxation in the issuing state.

SH-SPL-24458